Related party transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related party transactions
Interest income	€ 130	€ 101	€ 98
Associates
Related party transactions
Sales of goods and services	13	25	20
Purchase of goods and services	6	6	8
Trade balances owed (by)	3	19
Trade balances owed (to)	1	1
Joint arrangements
Related party transactions
Sales of goods and services	280	267	220
Purchase of goods and services	761	932	263
Interest income	66	52	52
Interest expense	243	239	€ 33
Trade balances owed (by)	210	190
Trade balances owed (to)	331	379
Other balances owed by	1,265	1,105
Other balances owed to	€ 3,941	€ 4,940